SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Disaggregated information of revenues by business lines

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Interactive toys - animation series	$160,672	$522,638	$1,060,330
Interactive toys - game series	21,152,258	16,896,944	12,956,130
Mobile game	2,521,199	1,111,596	128,434
Total revenues	$23,834,129	$18,531,178	$14,144,894

Disaggregated information by business lines

Disaggregated information by business lines are as follows:

Year ended December 31, 2019

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$160,672	$21,152,258	$2,521,199
Costs of revenue	(81,201)	(7,160,508)	(290,091)
Gross Profit	$79,471	$13,991,750	$2,231,108

Year ended December 31, 2018

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$522,638	$16,896,944	$1,111,596
Costs of revenue	(379,069)	(5,612,915)	(116,692)
Gross Profit	$143,569	$11,284,029	$994,904

Year ended December 31, 2017

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$1,060,330	$12,956,130	$128,434
Costs of revenue	(653,118)	(4,627,337)	(19,632)
Gross Profit	$407,212	$8,328,793	$108,802

Disaggregated information of revenues by geographic locations

Disaggregated information of revenues by geographic locations are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Domestic PRC revenues	$23,834,129	$18,407,891	$13,549,989
Export revenues	-	123,287	594,905
Total revenues	$23,834,129	$18,531,178	$14,144,894